Income tax - Movement in deferred tax assets and liabilities during the year (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	$ (149.1)	$ (118.5)
Recognised in profit or loss	156.1	(40.5)
Recognised in other comprehensive income	(10.5)	9.9
Ending balance	(3.5)	(149.1)
Fixed assets (including right of use assets)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	(955.9)	(637.8)
Recognised in profit or loss	527.0	(318.1)
Ending balance	(428.9)	(955.9)
Financial instruments
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	783.7	493.1
Recognised in profit or loss	(368.2)	280.3
Recognised in other comprehensive income	(10.5)	10.3
Ending balance	405.0	783.7
Employee benefits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	12.9	17.6
Recognised in profit or loss	0.5	(4.3)
Recognised in other comprehensive income		(0.4)
Ending balance	13.4	12.9
Accumulated tax losses
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	6.8	9.0
Recognised in profit or loss	(6.4)	(2.2)
Ending balance	0.4	6.8
Other items
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Beginning balance	3.4	(0.4)
Recognised in profit or loss	3.2	3.8
Ending balance	$ 6.6	$ 3.4